UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Emerging Sovereign Group LLC
Address: 520 Madison Avenue
         41st Floor
         New York, New York  10022

13F File Number:  028-13702

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Kevin Kenny, Jr.
Title:     Authorized Signatory
Phone:     (212) 984-5761

Signature, Place, and Date of Signing:

 /s/    J. Kevin Kenny, Jr.     New York, NY     October 24, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    $635,514 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BURGER KING WORLDWIDE INC      COM              121220107    15875  1138829 SH       SOLE    NONE          1138829        0        0
CENTRAL EUROPEAN MEDIA ENTRP   CL A NEW         G20045202    12749  1958444 SH       SOLE    NONE          1958444        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102    94353  1350020 SH       SOLE    NONE          1350020        0        0
EQUINIX INC                    COM NEW          29444U502    48685   236280 SH       SOLE    NONE           236280        0        0
GOOGLE INC                     CL A             38259P508    66733    88447 SH       SOLE    NONE            88447        0        0
HISOFT TECHNOLOGY INTL LTD     SPONSORED ADR    43358R108    23451  2270170 SH       SOLE    NONE          2270170        0        0
ISHARES TR                     FTSE CHINA25 IDX 464287184   105444  3047500 SH  CALL SOLE    NONE          3047500        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     9285   224700 SH  CALL SOLE    NONE           224700        0        0
MASTERCARD INC                 CL A             57636Q104    15535    34410 SH       SOLE    NONE            34410        0        0
NIELSEN HOLDINGS N V           COM              N63218106    63749  2126397 SH       SOLE    NONE          2126397        0        0
PRICELINE COM INC              COM NEW          741503403    32161    51950 SH       SOLE    NONE            51950        0        0
QIHOO 360 TECHNOLOGY CO LTD    ADS              74734M109    33494  1519000 SH       SOLE    NONE          1519000        0        0
SINA CORP                      ORD              G81477104    37523   580132 SH       SOLE    NONE           580132        0        0
VISA INC                       COM CL A         92826C839    47085   350650 SH       SOLE    NONE           350650        0        0
YANDEX N V                     SHS CLASS A      N97284108    29392  1217072 SH       SOLE    NONE          1217072        0        0